110491

FORM D

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

UNITED STATES
SECURITITES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

07080734

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Secondary Offering of Units of Limited Partnership Interest

Filing Under (check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicated change.)
Odessa Regional Hospital, LP

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (including Area Code)
117 Seaboard Lane, Suite E, Franklin, Tennessee 37067	615-844-2747
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
520 E 6th St., Odessa, TX 79761	432-582-8000

Brief Description of Business
Operation of a general acute care hospital in Odessa, Texas.

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual of Estimated Date of Incorporation or Organization: Month 09 Year 99 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organizer: (Enter two-letter U. S. Postal Service abbreviation for State: DE
CN for Canada; FN for other foreign jurisdiction) ☐☐

GENERAL INSTUCTION

Federal:

Who Must File: All issuers making an offering of securities in reliance or an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6)

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U. S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United Sates registered or certified mail to that address.

Were to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Require: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changed thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securitas Administrator in each state where sales are to, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate sates in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicted on the filing of a federal notice.

SEC 1972 (6-02)

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
IASIS Healthcare Holdings, Inc.
Business or Residence Address (Number and Street, City, State, Zip Code)
117 Seaboard Lane, Suite E, Franklin, Tennessee 37067

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
IASIS Healthcare LLC
Business or Residence Address (Number and Street, City, State, Zip Code)
117 Seaboard Lane, Suite E, Franklin, Tennessee 37067

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Coslet, Jonathan J.
Business or Residence Address (Number and Street, City, State, Zip Code)
345 California Street, Suite 3300, San Francisco, California 94104

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sisitsky, Todd B.
Business or Residence Address (Number and Street, City, State, Zip Code)
345 California Street, Suite 3300, San Francisco, California 94104

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
White, David R.
Business or Residence Address (Number and Street, City, State, Zip Code)
117 Seaboard Lane, Suite E, Franklin, Tennessee 37067

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Whitmer, Carl W.
Business or Residence Address (Number and Street, City, State, Zip Code)
117 Seaboard Lane, Suite E, Franklin, Tennessee 37067

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Coyle, Frank A.
Business or Residence Address (Number and Street, City, State, Zip Code)
117 Seaboard Lane, Suite E, Franklin, Tennessee 37067

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Abbott, Karen H.
Business or Residence Address (Number and Street, City, State, Zip Code)
117 Seaboard Lane, Suite E, Franklin, Tennessee 37067

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the Issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☒	☐
2.	What is the minimum investment that will be accepted from any individual?	$ 11,097.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similarly remuneration for solicitation of purchaser in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated person of such a broker or dealer, you may set for the information for that broker or dealer only.

Full Name (Last name first, if individual)
The Securities Group, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
6465 North Quail Hollow Road, Memphis, Tennessee 38120

Name of Associated Broker or Dealer
Michelle Trammell

States in Which Person Listed Has solicited or Intends to Solicit Purchasers

(Check "All State" or check individual States)........ ☐ All States

AL	AK	AZ	AR	CA	CO	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NC	ND	OH	OK	OR	PA
RI	SC	SD	☒ TN	☒ TX	UT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has solicited or Intends to Solicit Purchasers

(Check "All State" or check individual States)........ ☐ All States

AL	AK	AZ	AR	CA	CO	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has solicited or Intends to Solicit Purchasers

(Check "All State" or check individual States)........ ☐ All States

AL	AK	AZ	AR	CA	CO	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 25,523,100.00	$ 25,523,100.00
Other (Specify)	$	$
Total	$ 25,523,100.00	$ 25,523,100.00

Answer also in Appendix, Column 3, if filing under UULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offering under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines, Enter "0" if answer is "none" or "zero."

	Number Investor	Aggregate Dollar Amount Of Purchases
Accredited Investors	30	$ 24,668,631.00
Non-accredited Investors	15	$ 854,469.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$ 0.00

4. a. Furnish a statement of all expensed in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expensed of the insurer. This information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fee	☒	$ 100,000.00
Printing and Engraving Costs	☒	$ 12,452.00
Legal Fees	☒	$ 150,000.00
Accounting Fees	☐	$

Engineering Fees	☐	$
Sales Commission (specify finders' fees separately	☐	$
Other Expenses (identify)	☐	$
Total	☐	$ 262,452.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $25,260,648.00

5. Indicate below that amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments is listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities or another issuer pursuant to Merger	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ $25,260,648.00
Other (specify)	☐ $	☐ $
Column Tools	☐ $ 0.00	☒ $25,260,648.00
Total Payments Listed (column totals added)	☐ $25,260,648.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If the notice if filed under Tule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Odessa Regional Hospital, LP	[signature]	October 17, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Frank A. Coyle	Secretary, IASIS Healthcare Holdings, Inc., its general partner	

ATTENTION

Intentional misstatement or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001)

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

END

6585140.1